Accounts Payable and Accrued Expenses (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule of Accounts Payable and Accrued Expenses

Accrued payable and accrued expenses and other current liabilities are presented below (in thousands):

	June 30, 2020	December 31, 2019

Suppliers	$—	$37,508
Affiliate fees	61,883	—
Broadcasting and transmission	17,960	—
Selling and marketing	5,735	—
Payroll taxes (in arrears)	1,308	1,308
Accrued compensation	1,553	3,649
Legal and professional fees	3,379	3,936
Accrued litigation loss	524	524
Taxes (including value added)	8,118	5,953
Subscriber related	2,694	—
Other	6,250	3,897
Total	$109,404	$56,775

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of March 31, 2020 and December 31, 2019 consist of the following (in thousands):

	March 31,	December 31,
	2020	2019
Suppliers	$-	$37,508
Payroll taxes (in arrears)	1,308	1,308
Accrued compensation	2,124	3,649
Legal and professional fees	1,797	3,936
Accrued litigation loss	524	524
Taxes	-	5,953
Other	1,990	3,897
Total	$7,743	$56,775

Accounts payable and accrued expenses as of December 31, 2019 and 2018 consist of the following (in thousands):

	December 31, 2019	December 31, 2018
Suppliers	$37,508	$-
Payroll taxes (in arrears)	1,308	1,308
Accrued compensation	3,649	2,453
Legal and professional fees	3,936	1,952
Accrued litigation loss	524	524
Taxes (including value added)	5,953	-
Other	3,897	2,098
Total	$56,775	$8,335